Average Annual Total Returns (Vanguard Total International Stock Index Fund Retail)	Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE Global All Cap ex US Index Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE Global All Cap ex US Index Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	MSCI ACWI ex USA IMI Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	MSCI ACWI ex USA IMI Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	Spliced Total International Stock Index Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Spliced Total International Stock Index Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Admiral Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.24%)	(4.17%)	(5.01%)	(1.84%)	(3.39%)	(3.39%)	(3.89%)	(3.89%)	(3.39%)	(3.39%)
Five Years	4.32%		3.73%	3.38%	4.93%		4.71%		4.42%
Ten Years	4.79%		4.25%	3.85%	5.79%		none		4.92%
Since Inception		4.43%				4.82%		4.57%		4.55%